Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill during the years ended December 31, 2017 and 2016 are as follows (in thousands):

	Travel Network	Airline Solutions	Hospitality Solutions	Total Goodwill
Balance as of December 31, 2015	$2,099,580	$286,651	$54,200	$2,440,431
Acquired	4,894	3,606	102,384	110,884
Adjustments(1)	68	(254)	(2,682)	(2,868)
Balance as of December 31, 2016	2,104,542	290,003	153,902	2,548,447
Acquired	439	—	—	439
Adjustments(1)	(159)	982	5,278	6,101
Balance as of December 31, 2017	$2,104,822	$290,985	$159,180	$2,554,987
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(1)	Includes net foreign currency effects during the year.

Schedule of Amortization of Intangible Assets
The following table presents our intangible assets as of December 31, 2017 and 2016 (in thousands):

	December 31, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired customer relationships	$1,038,106	$(687,072)	$351,034	$1,034,483	$(646,851)	$387,632
Trademarks and brand names	332,238	(126,312)	205,926	332,238	(114,430)	217,808
Reacquired rights	113,500	(40,695)	72,805	113,500	(24,481)	89,019
Purchased technology	427,823	(390,139)	37,684	427,823	(366,456)	61,367
Acquired contracts, supplier and distributor agreements	37,600	(22,410)	15,190	37,600	(18,953)	18,647
Non-compete agreements	15,025	(14,459)	566	15,025	(14,061)	964
Total intangible assets	$1,964,292	$(1,281,087)	$683,205	$1,960,669	$(1,185,232)	$775,437

Schedule of Estimated Amortization of Intangible Assets Subject to Amortization
Estimated amortization expense related to intangible assets subject to amortization for each of the five succeeding years and beyond is as follows (in thousands):

2018	$67,983
2019	63,866
2020	62,256
2021	60,743
2022	56,179
2023 and thereafter	372,178
Total	$683,205